Other provisions	12 Months Ended
Dec. 31, 2025
Other Provisions
Other provisions

Note 24 Other provisions

Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	929,495	1,716,308	217,491	2,535,825
Others	2,244,058	162,964	2,244,058	255,255
Total	3,173,553	1,879,272	2,461,549	2,791,080

The changes in provisions are detailed as follows:

	Litigation (*)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2024	325,331	2,392,968	2,718,299
Additions for business combinations (1)	1,691,168	-	1,691,168
Incorporated	1,171,424	8,055	1,179,479
Used	(359,986)	-	(359,986)
Released	(70,013)	-	(70,013)
Conversion effect	(4,608)	98,290	93,682
Changes	2,427,985	106,345	2,534,330
As of December 31, 2024	2,753,316	2,499,313	5,252,629
As of December 31, 2025
Incorporated	1,453,152	-	1,453,152
Used	(490,265)	-	(490,265)
Released	(175,532)	-	(175,532)
Conversion effect	(894,868)	(92,291)	(987,159)
Changes	(107,513)	(92,291)	(199,804)
As of December 31, 2025	2,645,803	2,407,022	5,052,825
(1)	See Note 1 - General information, letter C), number (8).
(*)	See Note 35 - Contingencies and commitments.

The maturities of provisions as of December 31, 2025, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	929,495	2,244,058	3,173,553
Between 1 and 5 years	425,540	162,964	588,504
More than 5 years	1,290,768	-	1,290,768
Total	2,645,803	2,407,022	5,052,825

The maturities of provisions as of December 31, 2024, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	217,491	2,244,058	2,461,549
Between 1 and 5 years	576,140	255,255	831,395
More than 5 years	1,959,685	-	1,959,685
Total	2,753,316	2,499,313	5,252,629

The provisions for Litigation and Other - current and non-current correspond to estimates made by the Administration, intended to cover eventual effects that may derive from the resolution of trials/claims or uncertainties to which the Company is exposed. Such trails/claims or uncertainties derive from transactions that are part of the normal course of CCU's business and the countries where it operates and whose details and scopes are not fully public knowledge, so that its detailed exposition could affect the interests of the Company and the progress of the resolution of these, according to the legal reserves of each administrative and judicial procedure. Therefore, based on the provisions of IAS 37 "Provisions, contingent liabilities and contingent assets", paragraph 92, although the amounts provisioned in relation to these trials/claims or uncertainties are indicated, no further detail of the same at the closing of these Financial Statements.

Significant litigation proceedings which the Company is exposed to at a consolidated level are detailed in Note 35 - Contingencies and commitments.

Management believes that based on the development of such proceedings to date, the provisions established on a case by case basis are adequate to cover the possible adverse effects that could arise from these proceedings.